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                                               [LOGO OF LINCOLN FINANCIAL GROUP]

The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut  06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778


VIA EDGAR
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June 14, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  Lincoln Life Flexible Premium Variable Life Account R
     The Lincoln National Life Insurance Company
     File No. 811-08579; CIK: 0001051932
     Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln SVUL one."

The product is most similar to the "Lincoln SVUL IV" (File No. 333-115882; 811-08579; CIK: 0001051932). A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing variances when compared with the "Lincoln SVUL IV."

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel